Subsequent Events (Details)	Feb. 05, 2013	Oct. 16, 2012
Subsequent Events (Textual) [Abstract]
Approval date on the merger agreement by the Cymer Stockholders	Feb. 05, 2013
Date of the Cymer Agreement		Oct. 16, 2012